Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012	2011

Current	$208,000	$554,569	$334,354
Deferred	1,032,000	516,431	(232,354)

Total provision for income taxes	$1,240,000	$1,071,000	$102,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012	2011

Expected tax using statutory tax rate of 34%	$1,999,600	$1,889,000	$1,035,200
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(630,600)	(608,900)	(670,000)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	1,100	1,800	3,000
Tax-exempt income on life insurance contracts	(140,100)	(144,700)	(155,200)
Deductible dividends paid to United Bancshares, Inc. ESOP	(23,700)	(6,000)	(1,500)

Uncertain tax position reserves	7,600	(66,700)	(115,100)
Other, net	26,100	6,500	5,600

Total provision for income taxes	$1,240,000	$1,071,000	$102,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012

Deferred tax assets:
Allowance for loan losses	$1,378,600	$2,370,000
Deferred compensation	292,600	299,500
Alternative minimum tax credits	614,000	432,400
Nonaccrual loan interest	284,000	464,000
Deferred loan fees	161,000	161,600
Other real estate owned	257,600	182,800
Accrued vacation expense	122,400	118,300
Unrealized loss on securities available-for-sale	699,700	-
Other	100,200	94,600
Net operating loss	202,000	-

Total deferred tax assets	$4,112,100	$4,123,200

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	$-	$1,904,700
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	475,500	316,500
Depreciation and amortization	2,248,400	2,020,500
Prepaid expenses	27,900	95,800
Other	19,300	17,100

Total deferred tax liabilities	3,648,600	5,232,100

Net deferred tax assets (liabilities)	$463,500	$(1,108,900)

Summary of Income Tax Contingencies [Table Text Block]
	2013	2012

Balance at January 1	$66,000	$126,800
Additions based on tax positions related to the current year	6,100	11,100
Reductions due to the statute of limitation	-	(71,900)

Balance at December 31	$72,100	$66,000